Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2018			2019			2020
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income/(loss) before income tax expenses	13,490	(426,304)	(412,814)	61,124	(160,476)	(99,352)	25,645	117,216	142,861
Current income tax expenses	3,807	—	3,807	5,221	—	5,221	5,802	28	5,830
Deferred income tax expenses/(benefits)	176	(103)	73	(132)	(21)	(153)	(247)	(9,684)	(9,931)
Income tax expenses/(benefits)	3,983	(103)	3,880	5,089	(21)	5,068	5,555	(9,656)	(4,101)

Schedule of combined effects of income tax exemption and reduction available to the Group

	Year Ended December 31,
	2018	2019	2020
Tax holiday effect	1,385	622	(13,163)
Basic and diluted loss per share effect	0.00	0.00	(0.04)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2018	2019	2020
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(0.78)%	0.08%	(0.44)%
Effect on tax holiday	0.34%	0.99%	9.21%
Changes in valuation allowance	(8.14)%	(16.91)%	(38.91)%
Permanent book-tax differences—non-deductible expenses	(17.36)%	(14.26)%	2.27%
Effective tax rate	(0.94)%	(5.10)%	(2.87)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	241,136	175,198
Accruals and other liabilities	3,458	6,414
Advertising expenses carryforwards	73,182	83,290
Share based compensation	—	2,856
Intra-company intangible assets transfer	—	11,946
Defined benefits liabilities	337	584
Total deferred tax assets	318,113	280,288
Less: Deferred tax liabilities - deffered sales commissions	(42,143)	(49,968)
Less: Valuation allowance	(275,633)	(220,052)
Total deferred tax assets, net	337	10,268

Schedule of movement of valuation allowance

	For the year ended December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	(258,835)	(275,633)
Provision	(25,727)	(50,258)
Current period reversal	8,929	105,839
Balance at end of the year	(275,633)	(220,052)